DEBT SECURITIES - Additional Information (Detail) $ in Thousands	3 Months Ended
	Mar. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 06, 2024 ARS ($)	Dec. 06, 2024 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 1,061,434,677	$ 1,096,011,970
Green Bond
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 6,962,816	$ 7,582,816
Negotiable Obligation | GGAL Holdings S.A. | HSBC Latin America B.V.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities			$ 90,975,964	$ 81,157,808
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Term	120 months
Banco de Galicia y Buenos Aires S.A.U. | Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Term	6 months